Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2012-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 2/28/2014

A.	DATES	Begin	End	# days

1	Payment Date		3/17/2014
2	Collection Period	2/1/2014	2/28/2014	28
3	Monthly Interest Period-Actual	2/18/2014	3/16/2014	27
4	Monthly Interest - Scheduled	2/15/2014	3/14/2014	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	179,640,000.00	0.00	-	-	-	-	0.0000000
6	Class A-2 Notes	200,000,000.00	0.00	-	-	0.00	-	-
7	Class A-3 Notes	203,670,000.00	203,037,378.30	-	-	15,726,493.97	187,310,884.33	0.9196783
8	Class A-4 Notes	60,000,000.00	60,000,000.00	-	-	-	60,000,000.00	1.0000000
9	Total Class A Notes	643,310,000.00	263,037,378.30	0.00	0.00	15,726,493.97	247,310,884.33
10	Class B Notes	30,450,000.00	30,450,000.00	-	-	-	30,450,000.00	1.0000000

11	Total Notes	$673,760,000.00	293,487,378.30	$0.00	$0.00	$15,726,493.97	277,760,884.33

	Overcollateralization
12	Exchange Note	76,131,851.69	76,131,851.69				76,131,851.69
13	Series 2012-A Notes	11,426,665.22	22,839,555.51				22,839,555.51

14	Total Overcollateralization	87,558,516.91	98,971,407.20				98,971,407.20
15	Total Target Overcollateralization	$98,971,407.20	98,971,407.20				98,971,407.20

				Per $1000	Principal	Per $1000	Interest
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes	0.32800%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.71000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes	0.93000%	157,353.97	0.7725928	15,726,493.97	77.2155642	0.00
19	Class A-4 Notes	1.06000%	53,000.00	0.8833333	0.00	0.0000000	0.00
20	Total Class A Notes		210,353.97	0.3269869	15,726,493.97	24.4462141	0.00
21	Class B Notes	1.49000%	37,808.75	1.2416667	0.00	0.0000000	0.00

22	Totals		248,162.72	0.3683251	15,726,493.97	23.3413886	0.00

		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	685,186,665.00	353,212,906.95				339,059,062.38

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	3.50%	3.50%
25	Aggregate Securitization Value	761,318,516.91	376,732,291.53
26	Aggregate Base Residual Value (Not Discounted)	509,718,503.66	320,549,406.59

		Units	Securitization Value
27	Securitization Value — Beginning of Period	25,781	392,458,785.50
28	Depreciation/Payments		(5,772,272.27)
29	Gross Credit Losses	(44)	(639,692.81)
30	Scheduled & Early Terminations	(361)	(4,688,244.16)
31	Payoff Units & Lease Reversals	(284)	(4,626,284.73)
32	Repurchased Leases	-	0.00

33	Securitization Value - End of Period	25,092	376,732,291.53

World Omni Automobile Lease Securitization Trust 2012-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 2/28/2014

C.	SERVICING FEE

34	Servicing Fee Due	327,048.99

35	Unpaid Servicing Fees - Prior Collection Periods	0.00

36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(13,200.13)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
37	Required Reserve Account Balance (.50% of Initial Securitization Value)	3,806,592.58
38	Beginning Reserve Account Balance	3,806,592.58
39	Ending Reserve Account Balance	3,806,592.58

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	24,676	99.34%	370,869,634.93
41	31 - 60 Days Delinquent	136	0.55%	2,148,069.07
42	61 - 90 Days Delinquent	21	0.08%	278,151.44
43	91+ Days Delinquent	7	0.03%	16,145.91

44	Total	24,840	100.00%	373,312,001.35

45	Current Period Net Residual Losses/(Gains)				(159,192.62)

46	Current Period Net Credit Losses/(Gains)				114,140.84

World Omni Automobile Lease Securitization Trust 2012-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 2/28/2014

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

47	Collected Amounts	18,626,962.82

48	Investment Earnings on Collection Account	669.39

49	Total Collected Amounts, prior to Servicer Advances	18,627,632.21

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	18,627,632.21

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

52	Servicing Fee	327,048.99
53	Interest on the Exchange Note - to the Trust Collection Account	438,572.69
54	Principal on the Exchange Note - to the Trust Collection Account	14,153,844.57
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,636,623.07
56	Remaining Funds Payable to Trust Collection Account	1,071,542.89

57	Total Distributions	18,627,632.21

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

58	Available Funds	18,300,583.22

59	Investment Earnings on Reserve Account	135.19

60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	18,300,718.41

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

62	Administration Fee	16,352.45
63	Class A Noteholders' Interest Distributable Amount	210,353.97
64	Noteholders' First Priority Principal Distributable Amount	-
65	Class B Noteholders' Interest Distributable Amount	37,808.75
66	Noteholders' Second Priority Principal Distributable Amount	-
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
68	Noteholders' Regular Principal Distributable Amount	15,726,493.97
69	Remaining Funds Payable to Certificateholder	2,309,709.27

70	Total Distributions	18,300,718.41